Financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial instruments [Line Items]
Other non-current financial assets	$ 8,778	$ 17,131	$ 0
Other current financial assets	505,490	312,721
Hedging assets [Member]
Financial instruments [Line Items]
Other non-current financial assets	3,918	13,425
Other current financial assets	17,270	18,238
Financial assets at amortised cost, category [member]
Financial instruments [Line Items]
Other non-current financial assets	75	75
Other current financial assets	485,689	291,790
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Financial instruments [Line Items]
Other current financial assets	2,531	2,693
Financial assets measured at fair value through other comprehensive income, category [member]
Financial instruments [Line Items]
Other non-current financial assets	$ 4,785	$ 3,631